Performance Management	Jul. 10, 2026
Horizon Active Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in Investor Class shares of the Allocation Fund by showing the Allocation Fund’s average returns for the last ten calendar years. The Average Annual Total Returns table shows how the Allocation Fund’s average annual returns compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Allocation Fund may invest. The Allocation Fund’s past performance, before and after taxes, is not necessarily an indication of how the Allocation Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

The Allocation Fund is the successor to the investment performance of the Predecessor Allocation Fund as a result of the reorganization of the Predecessor Allocation Fund into the Allocation Fund on February 8, 2016. Accordingly, the performance information shown prior to February 8, 2016 is that of the Predecessor Allocation Fund. The Predecessor Allocation Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Allocation Fund.

Performance Past Does Not Indicate Future [Text]	The Allocation Fund’s past performance, before and after taxes, is not necessarily an indication of how the Allocation Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in Investor Class shares of the Allocation Fund by showing the Allocation Fund’s average returns for the last ten calendar years.
Bar Chart [Heading]	Calendar Year Returns as of December 31 Investor Class
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the best performance for a quarter was 18.28% (for the quarter ended June 30, 2020). The worst performance was -22.34% (for the quarter ended March 31, 2020).
Performance Table Heading	Active Asset Allocation Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Allocation Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Allocation Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. The S&P Global BMI ex-U.S. Index is a comprehensive, rules-based index that represents the composition of global stock markets. Investors cannot invest directly in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Allocation Fund during the periods shown.

Performance Availability Website Address [Text]	www.horizonmutualfunds.com
Performance Availability Phone [Text]	1-855-754-7932
Horizon Active Asset Allocation Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	18.28%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(22.34%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Horizon Active Risk Assist Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in Investor Class shares of the Risk Assist Fund by showing the Risk Assist Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Risk Assist Fund’s average annual returns compare with those of a broad measure of market performance, as well as additional indices that reflect the market sectors in which the Risk Assist Fund may invest. The Risk Assist Fund’s past performance, before and after taxes, is not necessarily an indication of how the Risk Assist Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

The Risk Assist Fund is the successor to the investment performance of the Predecessor Risk Assist Fund as a result of the reorganization of the Predecessor Risk Assist Fund into the Risk Assist Fund on February 8, 2016. Accordingly, the performance information shown prior to February 8, 2016 is that of the Predecessor Risk Assist Fund. The Predecessor Risk Assist Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Risk Assist Fund.

Performance Past Does Not Indicate Future [Text]	The Risk Assist Fund’s past performance, before and after taxes, is not necessarily an indication of how the Risk Assist Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in Investor Class shares of the Risk Assist Fund by showing the Risk Assist Fund’s average returns for each calendar year since inception.
Bar Chart [Heading]	Calendar Year Returns as of December 31 Investor Class
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 13.17% (for the quarter ended December 31, 2020). The worst performance was -16.67% (for the quarter ended March 31, 2020).

Performance Table Heading	Active Risk Assist Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Risk Assist Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Risk Assist Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. The Bloomberg Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot invest directly in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Risk Assist Fund during the periods shown.

Performance Availability Website Address [Text]	www.horizonmutualfunds.com
Performance Availability Phone [Text]	1-855-754-7932
Horizon Active Risk Assist Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	13.17%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(16.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Horizon Active Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in Investor Class shares of the Income Fund by showing the Income Fund’s average returns for the past ten calendar years. The Average Annual Total Returns table shows how the Income Fund’s average annual returns compare with those of a broad measure of market performance. The Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Income Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

The Income Fund is the successor to the investment performance of the Predecessor Income Fund as a result of the reorganization of the Predecessor Income Fund into the Income Fund on February 8, 2016. Accordingly, the performance information shown prior to February 8, 2016 is that of the Predecessor Income Fund. The Predecessor Income Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Income Fund.

Performance Past Does Not Indicate Future [Text]	The Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Income Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in Investor Class shares of the Income Fund by showing the Income Fund’s average returns for the past ten calendar years.
Bar Chart [Heading]	Calendar Year Returns as of December 31 Investor Class
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 7.04% (for the quarter ended December 31, 2023). The worst performance was -6.59% (for the quarter ended March 31, 2022).

Performance Table Heading	Active Income Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Bloomberg Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot directly invest in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Income Fund during the periods shown.

Performance Availability Website Address [Text]	www.horizonmutualfunds.com
Performance Availability Phone [Text]	1-855-754-7932
Horizon Active Income Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	7.04%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(6.59%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Horizon Equity Premium Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in Investor Class shares of the Equity Premium Income Fund by showing the Equity Premium Income Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Equity Premium Income Fund’s average annual returns compare with those of a broad measure of market performance. The Equity Premium Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Equity Premium Income Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance Past Does Not Indicate Future [Text]	The Equity Premium Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Equity Premium Income Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in Investor Class shares of the Equity Premium Income Fund by showing the Equity Premium Income Fund’s average returns for each calendar year since inception.
Bar Chart [Heading]	Calendar Year Return as of December 31 Investor Class
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 14.01% (for the quarter ended December 31, 2022). The worst performance was -25.37% (for the quarter ended March 31, 2020).

Performance Table Heading	Equity Premium Income Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot directly invest in an index.

The CBOE S&P 500 Buy/Write Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Equity Premium Income Fund during the periods shown.

Performance Availability Website Address [Text]	www.horizonmutualfunds.com
Performance Availability Phone [Text]	1-855-754-7932
Horizon Equity Premium Income Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	14.01%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(25.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Horizon Defined Risk Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in Investor Class shares of the Defined Risk Fund by showing the Defined Risk Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Defined Risk Fund’s average annual returns compare with those of a broad measure of market performance. The Defined Risk Fund’s performance, before and after taxes, is not necessarily an indication of how the Defined Risk Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance Past Does Not Indicate Future [Text]	The Defined Risk Fund’s performance, before and after taxes, is not necessarily an indication of how the Defined Risk Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in Investor Class shares of the Defined Risk Fund by showing the Defined Risk Fund’s average returns for each calendar year since inception.
Bar Chart [Heading]	Calendar Year Return as of December 31 Investor Class
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the best performance for a quarter was 8.48% (for the quarter ended June 30, 2020). The worst performance was -12.12% (for the quarter ended March 31, 2020).
Performance Table Heading	Defined Risk Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Defined Risk Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after tax-returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Defined Risk Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after tax-returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index.

The Bloomberg U.S. Treasury 1-3 Years Index measures the performance of the U.S. government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Investors cannot invest directly in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Defined Risk Fund during the periods shown.

Performance Availability Website Address [Text]	www.horizonmutualfunds.com
Performance Availability Phone [Text]	1-855-754-7932
Horizon Defined Risk Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	8.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(12.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Horizon Multi-Factor U.S. Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in Investor Class shares of the Multi-Factor U.S. Equity Fund by showing the Multi-Factor U.S. Equity Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Multi-Factor U.S. Equity Fund’s average annual returns compare with those of a broad measure of market performance. The Multi-Factor U.S. Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Multi-Factor U.S. Equity Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance Past Does Not Indicate Future [Text]	The Multi-Factor U.S. Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Multi-Factor U.S. Equity Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in Investor Class shares of the Multi-Factor U.S. Equity Fund by showing the Multi-Factor U.S. Equity Fund’s average returns for each calendar year since inception.
Bar Chart [Heading]	Calendar Year Return as of December 31 Investor Class
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 11.69% (for the quarter ended March 31, 2024). The worst performance was -18.80% (for the quarter ended March 31, 2020).

Performance Table Heading	Multi-Factor U.S. Equity Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Multi-Factor U.S. Equity Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Multi-Factor U.S. Equity Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. The MSCI USA Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large and mid-cap USA equity universe. The index is calculated by optimizing the MSCI USA Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints). Investors cannot directly invest in an index. Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Multi-Factor U.S. Equity Fund during the periods shown.

Performance Availability Website Address [Text]	www.horizonmutualfunds.com
Performance Availability Phone [Text]	1-855-754-7932
Horizon Multi-Factor U.S. Equity Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	11.69%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(18.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Horizon Defensive Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in Investor Class shares of the Defensive Core Fund by showing the Defensive Core Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Defensive Core Fund’s average annual returns compare with those of a broad measure of market performance. The Defensive Core Fund’s past performance, before and after taxes, is not necessarily an indication of how the Defensive Core Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance Past Does Not Indicate Future [Text]	The Defensive Core Fund’s past performance, before and after taxes, is not necessarily an indication of how the Defensive Core Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in Investor Class shares of the Defensive Core Fund by showing the Defensive Core Fund’s average returns for each calendar year since inception.
Bar Chart [Heading]	Calendar Year Return as of December 31 Investor Class
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 13.69% (for the quarter ended December 31, 2020). The worst performance was -13.95% (for the quarter ended June 30, 2022).

Performance Table Heading	Defensive Core Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Defensive Core Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Defensive Core Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot directly invest in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Defensive Core Fund during the periods shown.

Performance Availability Website Address [Text]	www.horizonmutualfunds.com
Performance Availability Phone [Text]	1-855-754-7932
Horizon Defensive Core Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	13.69%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(13.95%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Horizon Tactical Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in Investor Class shares of the Tactical Income Fund by showing the Tactical Income Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Tactical Income Fund’s average annual returns compare with those of a broad measure of market performance. The Tactical Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Tactical Income Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance Past Does Not Indicate Future [Text]	The Tactical Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Tactical Income Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in Investor Class shares of the Tactical Income Fund by showing the Tactical Income Fund’s average returns for each calendar year since inception.
Bar Chart [Heading]	Calendar Year Return as of December 31 Investor Class
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 4.79% (for the quarter ended September 30, 2024). The worst performance was -1.74% (for the quarter ended June 30, 2024).

Performance Table Heading	Tactical Income Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Tactical Income Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Tactical Income Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Bloomberg US Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Defensive Core Fund during the periods shown.

Performance Availability Website Address [Text]	www.horizonmutualfunds.com
Performance Availability Phone [Text]	1-855-754-7932
Horizon Tactical Fixed Income Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	4.79%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(1.74%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Horizon Multi-Factor Small/Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in Investor Class shares of the Multi-Factor Small/Mid Cap Fund by showing the Multi-Factor Small/Mid Cap Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Multi-Factor Small/Mid Cap Fund’s average annual returns compare with those of a broad measure of market performance. The Defensive Core Fund’s past performance, before and after taxes, is not necessarily an indication of how the Multi-Factor Small/Mid Cap Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance Past Does Not Indicate Future [Text]	The Defensive Core Fund’s past performance, before and after taxes, is not necessarily an indication of how the Multi-Factor Small/Mid Cap Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in Investor Class shares of the Multi-Factor Small/Mid Cap Fund by showing the Multi-Factor Small/Mid Cap Fund’s average returns for each calendar year since inception.
Bar Chart [Heading]	Calendar Year Return as of December 31 Investor Class
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the best performance for a quarter was 12.59% (for the quarter ended March 31, 2024). The worst performance was -4.84% (for the quarter ended March 31, 2025).
Performance Table Heading	Multi-Factor Small/Mid Cap Fund Average Annual Total Returns
Performance Table Market Index Changed	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the S&P 1000 Total Return Index to the S&P 500 Total Return Index.
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Multi-Factor Small/Mid Cap Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Multi-Factor Small/Mid Cap Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. The S&P 1000® Total Return Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form an investable benchmark for the mid- to small-cap segment of the U.S. equity market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark. Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Multi-Factor Small/Mid Cap Fund during the periods shown.

Performance Availability Website Address [Text]	www.horizonmutualfunds.com
Performance Availability Phone [Text]	1-855-754-7932
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	12.59%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(4.84%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Centre American Select Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in Investor Class shares of the Select Equity Fund by showing the Select Equity Fund’s average returns for the past ten calendar years. The Average Annual Total Returns table shows how the Select Equity Fund’s average annual returns compare with those of a broad measure of market performance. The Select Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Select Equity Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

The Select Equity Fund is the successor to the investment performance of the Predecessor Select Equity Fund as a result of the reorganization of the Predecessor Select Equity Fund into the Select Equity Fund on April 21, 2025. Accordingly, the performance information shown prior to April 21, 2025 is that of the Predecessor Select Equity Fund. The Predecessor Select Equity Fund was advised by the Fund’s existing portfolio managers and had substantially the same investment objective, strategies and policies as the Select Equity Fund.

Performance Past Does Not Indicate Future [Text]	The Select Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Select Equity Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in Investor Class shares of the Select Equity Fund by showing the Select Equity Fund’s average returns for the past ten calendar years.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31 Investor Class
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the best performance for a quarter was 21.86% (for the quarter ended June 30, 2020). The worst performance was -15.96% (for the quarter ended June 30, 2022).
Performance Table Narrative

The following performance table compares the Select Equity Fund’s average annual total returns for the periods indicated to those of a broad-based securities market index. The index is not actively managed and not available for direct investment.

Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Select Equity Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Select Equity Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.

The S&P 500 Total Return Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The “Since Inception” dates for the Index are in alignment with the respective inception dates of the Select Equity Predecessor Fund’s Investor Class shares and Institutional Class shares (the Fund’s Advisor class and Investor class shares, respectively).

The Fund’s Institutional Class shares have not commenced operations as of the date of this Prospectus and therefore do not have past performance data.

Performance Availability Website Address [Text]	www.horizonmutualfunds.com
Performance Availability Phone [Text]	1-855-754-7932
Centre American Select Equity Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	21.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(15.96%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Centre Global Infrastructure Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in Investor Class shares of the Global Infrastructure Fund by showing the Global Infrastructure Fund’s average calendar year returns since inception. The Average Annual Total Returns table shows how the Global Infrastructure Fund’s average annual returns compare with those of a broad measure of market performance. The Global Infrastructure Fund’s past performance, before and after taxes, is not necessarily an indication of how the Global Infrastructure Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

The Global Infrastructure Fund is the successor to the investment performance of the Predecessor Global Infrastructure Fund as a result of the reorganization of the Predecessor Global Infrastructure Fund into the Select Global Infrastructure on April 21, 2025. Accordingly, the performance information shown prior to April 21, 2025 is that of the Predecessor Global Infrastructure Fund. The Predecessor Select Global Infrastructure was advised by the Fund’s existing portfolio managers and had substantially the same investment objective, strategies and policies as the Global Infrastructure Fund.

Performance Past Does Not Indicate Future [Text]	The Global Infrastructure Fund’s past performance, before and after taxes, is not necessarily an indication of how the Global Infrastructure Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in Investor Class shares of the Global Infrastructure Fund by showing the Global Infrastructure Fund’s average calendar year returns since inception.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31 Investor Class
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 14.74% (for the quarter ended September 30, 2024). The worst performance was -24.23% (for the quarter ended March 31, 2020).

Performance Table Narrative

The following performance table compares the Fund’s average annual total returns for the period indicated to those of a broad-based securities market index and a supplemental index. These indices are not actively managed and not available for direct investment.

Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Global Infrastructure Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Global Infrastructure Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.

The MSCI World Index captures large and mid-cap representation across 23 developed markets countries. The index covers approximately 85% of the free float adjusted market capitalization in each country.

The S&P Global Infrastructure Net Total Return Index is designed to track performance of the stocks of large infrastructure companies in developed or emerging markets that must be domiciled in developed markets, or whose stocks are listed on developed market exchanges around the world. The index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities.

Performance Availability Website Address [Text]	www.horizonmutualfunds.com
Performance Availability Phone [Text]	1-855-754-7932
Centre Global Infrastructure Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	14.74%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(24.23%)
Lowest Quarterly Return, Date	Mar. 31, 2020